ENTRUSTED BANK BALANCE HELD ON BEHALF OF CUSTOMERS	12 Months Ended
Dec. 31, 2019
ENTRUSTED BANK BALANCE HELD ON BEHALF OF CUSTOMERS
ENTRUSTED BANK BALANCE HELD ON BEHALF OF CUSTOMERS

7.    ENTRUSTED BANK BALANCES HELD ON BEHALF OF CUSTOMERS

As of December 31, 2019, entrusted bank balances held on behalf of customers represent cash received from customers for purpose of buying or selling securities on their behalf in connection with Forthright’s securities brokerage business. The fund is deposited at designated entrusted bank accounts in seven large financial institutions in Hong Kong with acceptable credit rating.